Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Beginning balance	$ 1,040,434	$ 1,244,662
Addition (reduction)	915,388	(209,992)
Foreign currency translation adjustments	(68,887)	5,764
Ending balance	$ 1,886,935	$ 1,040,434